Document and Entity Information	0 Months Ended
Jan. 24, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 24, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jan. 24, 2014
Document Effective Date	Jan. 24, 2014
Prospectus Date	Nov. 28, 2013
Multi Class Prospectus | PACE® Government Securities Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PFXAX
Multi Class Prospectus | PACE® Government Securities Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PFXCX
Multi Class Prospectus | PACE® Government Securities Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PFXYX
Class P Prospectus | PACE® Government Securities Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGTX